                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-2687

  NAME OF REGISTRANT:                                                    VANGUARD MUNICIPAL BOND FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2014 - JUNE 30, 2015

  FUND:   VANGUARD LIMITED-TERM TAX-EXEMPT FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Nuveen New York AMT-Free Municipal Income Fund

  TICKER:               NRK                                  CUSIP:   670656883

  MEETING DATE:   8/15/2014                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE NEW INVESTMENT MANAGEMENT                   ISSUER            YES             FOR                  FOR

AGREEMENT BETWEEN THE FUND AND NUVEEN FUND ADVISORS,

LLC

PROPOSAL #2: APPROVE NEW SUBADVISORY AGREEMENT                   ISSUER            YES             FOR                  FOR

BETWEEN NUVEEN FUND ADVISORS AND NUVEEN ASSET

PROPOSAL #3.1: ELECT DIRECTOR WILLIAM ADAMS IV                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: ELECT DIRECTOR JOHN K. NELSON                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: ELECT DIRECTOR TERENCE J. TOTH                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: ELECT DIRECTOR WILLIAM J. SCHNEIDER             ISSUER            YES             FOR                  FOR

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Nuveen New York AMT-Free Municipal Income Fund

  TICKER:               NRK                                  CUSIP:   670656883

  MEETING DATE:   3/26/2015                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1c.1: ELECT DIRECTOR JACK B. EVANS                       ISSUER            YES             FOR                  FOR

PROPOSAL #1c.2: ELECT DIRECTOR THOMAS S. SCHREIER,            ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1c.3: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1c.4: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD MUNICIPAL BOND FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 27, 2015

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.